Note 9 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	December 31, 2017		December 31, 2016		December 31, 2015
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance at beginning of period	2,453,586	$0.44	2,462,914	$0.44	2,259,180	$0.29
Issued during the period	671,253	$10.22	-	-	334,761	$1.36
Exercised during the period	(99,013)	$0.32	-	-	(131,027)	$0.29
Cancelled during the year	-	-	(9,328)	$0.69	-	-
Balance at end of period	3,025,826	$2.61	2,453,586	$0.44	2,462,914	$0.44

Disclosure of range of exercise prices of outstanding share options [text block]
	Outstanding stock options			Exercisable stock options
Exercise price	Number of stock options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of exercisable stock options	Weighted average exercise price
$0.29	2,035,807	6.2		1,562,189
$0.69	264,787	7.3		177,440
$4.81	53,979	8.0		29,903
$9.70	174,454	9.2		-
$10.04	468,809	9.3		44,099
$16.26	11,990	6.6		-
$16.50	16,000	6.9		-
	3,025,826	7.0	$2.61	1,813,631	$0.64

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	2017	2016	2015
Grant (number of stock options)	671,253	-	334,761
Weighted average fair value of stock options	$6.80	-	$0.54
Weighted average exercise price	$10.22	-	$1.36
Weighted average assumptions:
Share price	$10.22	-	$0.93
Risk-free interest rate	1.96%	-	1.62%
Expected dividend yield	-		-
Volatility factor	77.13%	-	74.76%
Expected life (in years)	5.85	-	6.00